Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinitelived intangible assets, net		¥ 647,174			¥ 647,174
Definite-lived intangible assets		40,392			58,791
Less: Accumulated amortization		(13,699)			(22,684)
Definite-lived intangible assets, net		26,693			36,107
Total intangible assets, net		673,867		$ 104,717	683,281
Amortization expenses	¥ 8,985	9,218	¥ 4,599
Software
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets		39,698			58,097
Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets		694			694
Automotive Manufacturing Permission
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinitelived intangible assets, net		¥ 647,174			¥ 647,174